Other Operating Expenses - Summary of Sales and Marketing Expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Expenses by nature [abstract]
Marketing	$ 7,308	$ 3,671		$ 4,839
Events	102	191		393
Research		43		57
Media	1,007	1,138		448
Sales and marketing expense	$ 8,417	$ 5,043	[1]	$ 5,737

[1]	Adjustment to provisional amounts — refer to note 5(b).